Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas	REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year ended December 31,
	2018	2017	2016
North America	$979,165	$827,608	$825,665
Asia-Pacific	791,821	670,490	801,639
Israel	740,232	741,873	709,562
Europe	737,051	763,963	640,763
Latin America	192,406	193,369	212,773
Other	243,009	180,522	69,817
	$3,683,684	$3,377,825	$3,260,219

Schedule Of Revenues By Areas Of Operations	REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year ended December 31,
	2018	2017	2016
Airborne systems	$1,470,082	$1,272,075	$1,242,286
C4ISR systems	1,130,092	1,144,789	1,220,917
Land systems	649,141	503,878	408,003
Electro-optic systems	333,855	341,215	276,029
Other (*)	100,514	115,868	112,984
	$3,683,684	$3,377,825	$3,260,219

(*)    Mainly non-defense engineering and production services.

Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31,
	2018	2017	2016
IMOD	13%	19%	18%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year ended December 31,
	2018	2017	2016
Israel	$1,541,195	$922,367	$943,381
U.S.	245,865	147,255	149,581
Other	161,481	178,497	107,545
	$1,948,541	$1,248,119	$1,200,507